AVAILABLE-FOR-SALE SECURITIES (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Schedule of Available-for-sale Securities
Net proceeds on available-for-sale securities and other	$ 30,700,000	$ 500,000	$ 30,700,000	$ 9,300,000
Loss on sale of available-for-sale securities	6,700,000	400,000	6,700,000	4,800,000
Estimated fair value	76,525,000		76,525,000		145,411,000
Impairment loss on available-for-sale securities	11,581,000		11,581,000
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	31,005,000		31,005,000		127,344,000
Unrealized gains (losses) in accumulated other comprehensive loss	1,896,000		1,896,000		16,408,000
Estimated fair value	32,901,000		32,901,000		143,752,000
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	47,867,000		47,867,000		1,717,000
Unrealized gains (losses) in accumulated other comprehensive loss	(4,243,000)		(4,243,000)		(58,000)
Estimated fair value	43,624,000		43,624,000		1,659,000
Pre-impairment fair value of investments	43,600,000		43,600,000
Total unrealized loss on the pre-impairment of investments	$ 4,200,000		$ 4,200,000
Maximum duration of impairment for investments in available-for-sale securities (in months)			3